ACTIVE ASSETS TAX-FREE TRUST    Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS December 31, 1996

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Active Assets Tax-Free Trust for the six-month period ended December 31, 1996.

Tax-free money market interest rates edged lower during the second half of 1996, but there was little change in yields for the calendar year. Following its modest quarter-point nudge toward lower rates in late January, the Federal Reserve Board remained on the sidelines for the balance of 1996. There appeared to be little need to change monetary policy given the sporadic nature of economic growth and the moderate rate of inflation. Fluctuations in municipal money market rates stemmed largely from changes in supply and demand arising from money fund cash flows.

The Bond Buyer One-Year Note Index, a benchmark indicator of long municipal money market yields, declined 37 basis points from 3.88 percent at the end of June to 3.51 percent at the end of December. For all of 1996, however, the net change in the Index was just nine basis points and reflected the stable short-term interest rate atmosphere. At the end of 1996, the ratio of the Index yield to the yield for one-year U.S. Treasury bills was 64 percent, compared with 69 percent at the end of 1995. The decline in the ratio meant municipal note yields became less attractive relative to Treasuries as the year progressed.

At the short end of the tax-free money market maturity range, variable rate demand obligations (VRDOs) with daily and weekly rate changes conformed to the recurring pattern of wide interest rate swings and the predictable seasonal timing of highs and lows. As in prior years, yields declined at the start of each quarter when demand was strong and rose with each quarter end when cash outflows were heavy. During the second half of the year, the low for weekly VRDOs was set in early July at 2.35 percent and the high of 4.00 percent was recorded at the end of December.

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO MANAGEMENT AND PERFORMANCE

Active Assets Tax-Free Trust's total return for the six-month period ended December 31, 1996, was 1.50 percent. Thirty-day yields ranged from a low of 2.64 percent for the month of July to a high of 3.06 percent for the month of December.

The Trust's net assets totaled $1.5 billion with 72 percent of the Trust's portfolio invested in VRDOs. Tax-exempt commercial paper and municipal notes, the two other types of securities utilized in the portfolio, comprised 18 percent and 10 percent of the portfolio, respectively. The Trust was broadly diversified geographically with holdings in 41 states.

Holdings are continuously reviewed to maintain the portfolio's high quality. Particular effort is devoted to monitoring the creditworthiness of institutions that provide credit enhancement and/or liquidity facilities to the debt obligations.

In early July, the Trust's weighted average maturity extended beyond 60 days to take advantage of the attractive yields available while the market digested a heavy seasonal slate of new one-year note financings. As supply abated and one-year yields moved to lower levels, the Trust's weighted average maturity returned to a moderate range of approximately 40 to 60 days for the balance of 1996. At the end of December, the Trust's average maturity was 40 days.

LOOKING AHEAD

Market participants continue to express concern that prolonged economic strength will eventually lead to an increase in the rate of inflation. The Federal Reserve Board appears to be on the alert for price pressures that might call for tightening of monetary policy. With market sentiment vacillating with the release of each new economic statistic, the weighted average maturity of the Trust's portfolio is expected to be maintained in the 30- to 60-day range for flexibility.

We appreciate your support of Active Assets Tax-Free Trust and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/s/ C. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1996 (unaudited)

PRINCIPAL
AMOUNT IN                                                                                COUPON      DEMAND
THOUSANDS                                                                                RATE+       DATE*           VALUE
-------------------------------------------------------------------------------------------------------------------------------
              SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (71.3%)
              Alaska
 $10,300      Valdez, Marine Terminal Exxon Pipeline Co Ser A........................     5.10%     01/02/97     $   10,300,000

              Arizona
  12,200      Arizona Educational Loan Marketing Corporation, 1991 Ser A (AMT).......     4.25      01/08/97         12,200,000
   8,000      Maricopa County, Arizona Public Service Co 1994 Ser F..................     3.75      01/08/97          8,000,000

              Arkansas
  20,000      Crossett, Georgia Pacific Corp Ser 1984................................     4.15      01/08/97         20,000,000

              California
   3,100      Chula Vista, San Diego Gas & Electric Co 1996 Ser B....................     4.75      01/02/97          3,100,000
   5,000      Riverside County, 1996-97 Ser B TRANs..................................     3.90      01/08/97          5,000,000

              Colorado
  11,500      Colorado Health Facilities Authority, Kaiser Permanente 1994 Ser A.....     4.15      01/08/97         11,500,000

              Connecticut
  38,000      Connecticut Development Authority, The Connecticut Light & Power Co
               1993 A Ser............................................................     4.15      01/08/97         38,000,000
  30,000      Connecticut Special Assessment, Unemployment Compensation 1993 Ser C
               (FGIC)................................................................     3.90      07/01/97         30,000,000

              Florida
  15,000      Dade County, Water & Sewer Ser 1994 (FGIC).............................     4.00      01/08/97         15,000,000
              Dade County Industrial Development Authority,
  22,300      Dolphins Stadium Ser 1985 B & C........................................     4.05      01/08/97         22,300,000
   7,700      Florida Power & Light Co Ser 1993......................................     4.90      01/02/97          7,700,000
   4,200      Jacksonville Health Facilities Authority, Baptist Medical Center Ser
               1993 (MBIA)...........................................................     5.45      01/02/97          4,200,000
   5,000      Orange County Housing Finance Authority, Single Family Ser 1996 B
               (AMT).................................................................     3.65      04/01/97          5,000,000
  32,600      Volusia County Health Facilities Authority, Pooled Ser 1985 (FGIC).....     4.20      01/08/97         32,600,000

              Georgia
  10,000      Albany-Dougherty County Hospital Authority, Phoebe-Putney Memorial
               Hospital Ser 1991 (AMBAC).............................................     4.10      01/08/97         10,000,000
  16,102      Georgia Municipal Association, Pool Ser 1990 COPs (MBIA)...............     4.00      01/08/97         16,101,957

              Hawaii
   5,000      Hawaii Department of Budget & Finance, Kaiser Permanente Semiannual
               Tender Ser 1984 B.....................................................     3.65      03/01/97          5,000,000

              Illinois
  15,000      Chicago, Chicago O'Hare Int'l Airport 2nd Lien 1994 Ser B (AMT)........     4.25      01/08/97         15,000,000
   5,900      Illinois Development Finance Authority, Palos Community Hospital Ser
               1994..................................................................     4.15      01/08/97          5,900,000
              Illinois Health Facilities Authority,
   8,900      Gottlieb Health Resources Inc Ser 1990.................................     4.20      01/08/97          8,900,000
  19,600      Highland Park Hospital Ser 1991 A (FGIC)...............................     4.15      01/08/97         19,600,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1996 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                COUPON      DEMAND
THOUSANDS                                                                                RATE+       DATE*           VALUE
 $22,500      Lutheran General Health Care System Ser 1985 B.........................     3.50%     01/08/97     $   22,500,000
  10,000      Parkside Development Corp Ser 1991.....................................     4.10      01/08/97         10,000,000
  10,000      The University of Chicago Hospitals Ser 1994 C (MBIA)..................     4.15      01/08/97         10,000,000

              Indiana
  14,000      Indiana Hospital Equipment Financing Authority, Ser 1985 (MBIA)........     4.20      01/08/97         14,000,000
  15,160      Indianapolis, Ogden Martin Sys Inc Ser 1987 (AMT)......................     5.10      01/02/97         15,160,000
   8,400      Petersburg, Indianapolis Power & Light Co Ser 1995 B (AMBAC)...........     4.00      01/08/97          8,400,000
   6,000      Princeton, PSI Energy Inc 1996 Ser.....................................     5.10      01/02/97          6,000,000

              Kentucky
   7,000      Jamestown, Union Underwear Co 1983 Ser A...............................     4.30      01/08/97          7,000,000

              Louisiana
  15,000      Louisiana Offshore Terminal Authority, LOOP Inc 1992 Ser A.............     4.10      01/08/97         15,000,000
  28,100      New Orleans Aviation Board, Ser 1993 B (MBIA)..........................     4.10      01/08/97         28,100,000

              Maryland
   8,000      Washington Suburban Sanitary District, 1996 Ser BANs...................     4.10      01/08/97          8,000,000

              Massachusetts
  14,500      Massachusetts Bay Transportation Authority, 1984 Ser A.................     3.625     03/01/97         14,500,000
  29,500      Massachusetts Health & Educational Facilities Authority, Harvard
               University Ser 1985 I.................................................     3.80      01/08/97         29,500,000
  15,200      Massachusetts Industrial Finance Agency, Ogden Haverhill Ser 1992 A....     3.90      01/08/97         15,200,000
   6,100      Massachusetts Municipal Wholesale Electric Company, Power Supply 1994
               Ser C.................................................................     4.00      01/08/97          6,100,000

              Michigan
   4,400      Delta County Economic Development Corporation, Mead-Escanaba Paper Co
               Ser 1985 E............................................................     4.95      01/02/97          4,400,000

              Minnesota
   8,100      Minneapolis & St Paul Housing & Redevelopment Authority, Childrens'
               Health Care Ser 1995 B (FSA)..........................................     5.05      01/02/97          8,100,000
  10,500      University of Minnesota Regents, Ser 1985 F............................     3.75      02/01/97         10,500,000

              Mississippi
   7,000      Jackson County, Chevron USA Inc Ser 1993...............................     4.90      01/02/97          7,000,000
  10,300      Mississippi Business Finance Corporation, Mississippi Power Co (AMT)...     5.10      01/02/97         10,300,000

              Missouri
              Missouri Health & Educational Facilities Authority,
  10,000      Sisters of Mercy Health System St Louis Inc Ser 1989 A.................     4.20      01/08/97         10,000,000
  10,000      SSM Healthcare Ser 1995 B..............................................     4.10      01/08/97         10,000,000
   6,500      Washington University Ser 1996 C.......................................     4.75      01/02/97          6,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1996 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                COUPON      DEMAND
THOUSANDS                                                                                RATE+       DATE*           VALUE
              Nebraska
              Nebraska Higher Education Loan Program Inc,
 $10,000      1985 Ser E (MBIA)......................................................     4.15%     01/08/97     $   10,000,000
   8,600      1986 Ser C (AMT).......................................................     4.25      01/08/97          8,600,000

              Nevada
  18,400      Clark County, Nevada Cogeneration Assc Ser 1990 (AMT)..................     5.10      01/02/97         18,400,000

              New Hampshire
   2,500      New Hampshire Higher Educational & Health Facilities Authority,
               Dartmouth Education Loan Corp Ser 1993 (AMT)..........................     3.90      06/01/97          2,500,000

              New Jersey
              New Jersey Economic Development Authority,
  12,200      New Jersey Natural Gas Ser 1995 A (AMBAC)..............................     4.80      01/02/97         12,200,000
   2,700      Toys R Us..............................................................     4.75      01/02/97          2,700,000
   8,000      New Jersey Turnpike Authority, Ser 1991 D (FGIC).......................     3.75      01/08/97          8,000,000
   8,100      Union County Industrial Pollution Control Financing Authority, Exxon
               Corp Ser 1994.........................................................     4.80      01/02/97          8,100,000

              New Mexico
  38,300      Albuquerque, Airport Sub Lien Ser 1995 (AMBAC).........................     4.00      01/08/97         38,300,000

              New York
  14,800      New York Local Government Assistance Corporation, Ser 1995 B...........     4.00      01/08/97         14,800,000
   1,400      New York State Dormitory Authority, Cornell University Ser 1990 B......     4.80      01/02/97          1,400,000
   1,000      St Lawrence County Industrial Development Agency, Reynolds Metals Co
               Ser 1995 (AMT)........................................................     4.00      01/08/97          1,000,000

              North Carolina
   9,400      Craven County Industrial Facilities & Pollution Control Financing
               Authority, Craven County Wood Energy Ltd 1989 Ser C (AMT).............     5.25      01/02/97          9,400,000
   7,000      North Carolina Educational Facilities Finance Agency, Bowman Gray
               School of Medicine Ser 1996...........................................     4.15      01/08/97          7,000,000
  26,985      North Carolina Medical Care Commission, Duke University Hospital Ser
               1985 B & C............................................................     3.95      01/08/97         26,985,000
  21,700      Person County Industrial Facilities & Pollution Control Financing
               Authority, Carolina Power & Light Co Ser 1992 A.......................     4.25      01/08/97         21,700,000

              North Dakota
  10,000      Oliver County, Square Butte Electric Co-op Ser 1996 B (AMBAC)..........     4.15      01/08/97         10,000,000

              Ohio
   5,200      Ohio Air Quality Development Authority, Cincinnati Gas & Electric Co
               Ser A.................................................................     5.10      01/02/97          5,200,000
  12,000      Ohio Housing Financing Agency, Residential Mtg 1996 Ser A-3 (AMT)......     3.40      03/03/97         12,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1996 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                COUPON      DEMAND
THOUSANDS                                                                                RATE+       DATE*           VALUE
              Oklahoma
              Oklahoma Water Resources Board,
 $23,725      State Loan Prog Ser 1994 A.............................................     3.75%     03/03/97     $   23,725,000
  10,000      State Loan Prog Ser 1995...............................................     3.70      03/03/97         10,000,000

              Pennsylvania
  10,000      Allegheny County Hospital Development Authority, Health Education &
               Research Corp Ser 1988 B..............................................     4.10      01/08/97         10,000,000
  10,400      Pennsylvania Energy Development Authority, Clarion Co Piney Creek Ser A
               (AMT).................................................................     4.25      01/08/97         10,400,000
  10,000      Pennsylvania Higher Educational Facilities Authority,
              Thomas Jefferson University 1992 Ser C.................................     3.70      02/26/97         10,000,000
   8,100      Washington County Authority, Pooled Ser 1985 A-1 Subser B..............     3.85      01/08/97          8,100,000
  15,000      York General Authority, Pooled Ser 1996................................     4.15      01/08/97         15,000,000

              South Carolina
  10,810      York County, Saluda River Electric Co-op Inc Ser 1984 E-2 (NRU-CFC
               Gtd)..................................................................     3.65      02/15/97         10,810,000

              Tennessee
   7,109      Clarksville Public Building Authority, Ser 1990 (MBIA).................     4.00      01/08/97          7,109,000
   7,900      Memphis, Airport Refg Ser 1995 B.......................................     4.15      01/08/97          7,900,000
  20,000      Volunteer State Student Funding, Ser A-3 (AMT).........................     4.25      01/08/97         20,000,000

              Texas
  10,690      Guadalupe-Blanco River Authority, Central Power & Light Co Ser 1995....     5.10      01/02/97         10,690,000
  16,000      Harris County, Toll Road Unlimited Tax Sub Lien Ser 1994 C.............     4.05      01/08/97         16,000,000
  10,000      Hockley County Industrial Development Corporation, Amoco Oil Co Ser
               1985..................................................................     3.60      05/01/97         10,000,000
  13,400      Sabine River Authority, Texas Utilities Co Ser 1996 A (AMBAC)..........     5.10      01/02/97         13,400,000
  14,800      Texas, Veterans' Housing Assistance Fund I Ser 1995....................     4.00      01/08/97         14,800,000

              Utah
  30,000      Intermountain Power Agency, 1985 Ser E.................................     3.75      03/17/97         30,000,000

              Washington
   5,800      Seattle, Municipal Light & Power Ser 1993..............................     4.15      01/08/97          5,800,000
   4,000      Washington, Ser 1996 A.................................................     4.15      01/08/97          4,000,000

              Wisconsin
   9,500      Brokaw, Wausau Paper Mills Co Ser 1995 (AMT)...........................     4.30      01/08/97          9,500,000
  10,000      Wisconsin Health Facilities Authority, Franciscan Health Care Inc Ser
               1985 A-1..............................................................     4.10      01/08/97         10,000,000

              Wyoming
  13,100      Lincoln County, Exxon Corp Ser 1987 C (AMT)............................     5.10      01/02/97         13,100,000
   5,700      Platte County, Tri-State Generation and Transmission Ser 1984 A........     5.05      01/02/97          5,700,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1996 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                COUPON      DEMAND
THOUSANDS                                                                                RATE+       DATE*           VALUE
------------
 $ 9,000      Sublette County, Exxon Corp Ser 1987 A (AMT)...........................     5.10%     01/02/97     $    9,000,000
   7,800      Sweetwater County, Idaho Power Co Ser 1996 C...........................     5.10      01/02/97          7,800,000
                                                                                                                    -----------

              TOTAL SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
              (Amortized Cost $1,092,780,957)...............................................................      1,092,780,957
                                                                                                                    -----------

                                                                                                     YIELD TO
                                                                                                     MATURITY
                                                                            COUPON     MATURITY     ON DATE OF
                                                                             RATE        DATE        PURCHASE
                                                                            ------     --------     ----------
              TAX-EXEMPT COMMERCIAL PAPER (18.0%)
              Florida
   8,710      Florida Local Government Finance Commission, Ser 1991.....     3.55%     03/19/97        3.55%            8,710,000
   7,000      Jacksonville Electric Authority, Ser A....................     3.60      01/28/97        3.60             7,000,000

              Georgia
  10,900      Burke County Development Authority, Oglethorpe Power Corp
               Ser 1992 A...............................................     3.55      02/20/97        3.55            10,900,000
   5,600      Georgia Municipal Gas Authority, Southern Portfolio I Ser
               B........................................................     3.40      03/27/97        3.40             5,600,000

              Hawaii
              Hawaii Department of Budget & Finance,
   7,000      Citizens Utilities Co 1988 Ser A (AMT)....................     3.65      01/30/97        3.65             7,000,000
   4,000      Citizens Utilities Co 1988 Ser B (AMT)....................     3.65      04/04/97        3.65             4,000,000
   7,790      Citizens Utilities Co 1988 Ser C (AMT)....................     3.50      02/25/97        3.50             7,790,000

              Indiana
   8,000      Indianapolis, Citizens Gas & Coke Utility.................     3.45      03/25/97        3.45             8,000,000

              Louisiana
  15,000      Louisiana Public Finance Authority, Our Lady of the Lake
               Regional Medical Center Ser 1985 (FSA)...................     3.55      02/07/97        3.55            15,000,000
  16,000      St Charles Parish, Shell Oil Co Refg Ser 1995.............     5.00      01/02/97        5.00            16,000,000

              Maryland
              Baltimore County,
   8,000      Ser 1995 BANs.............................................     3.35      03/06/97        3.35             8,000,000
   6,000      Ser 1995 BANs.............................................     3.45      04/08/97        3.45             6,000,000

              Massachusetts
  10,000      Massachusetts Health & Educational Facilities Authority,
               Boston University Ser H..................................     3.70      02/13/97        3.70            10,000,000

              Missouri
  11,000      Missouri Environmental Improvement & Energy Resources
               Authority, Union Electric Co Ser 1985 A..................     3.45      01/30/97        3.45            11,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1996 (unaudited) continued

                                                                                                     YIELD TO
PRINCIPAL                                                                                            MATURITY
AMOUNT IN                                                                   COUPON     MATURITY     ON DATE OF
THOUSANDS                                                                    RATE        DATE        PURCHASE          VALUE
              Nebraska
 $10,000      Nebraska Public Power District, Ser B Notes...............     3.45%     04/10/97        3.45%       $   10,000,000

              New Jersey
              New Jersey,
  10,900      Ser Fiscal 1997 A TRANs...................................     3.45      02/11/97        3.45            10,900,000
  20,000      Ser Fiscal 1997 A TRANs...................................     3.625     01/14/97        3.625           20,000,000

              Ohio
   7,700      Ohio Air Quality Development Authority, Cleveland Electric
               Illuminating Co 1988 Ser B (FGIC)........................     3.45      03/12/97        3.45             7,700,000

              South Carolina
   8,000      South Carolina Public Service Authority, Promissory
               Notes....................................................     3.50      02/28/97        3.50             8,000,000

              Texas
   7,000      Dallas Area Rapid Transit, Sales Tax Ser A................     3.50      02/06/97        3.50             7,000,000
              Houston,
  12,000      1993 Ser A................................................     3.60      02/19/97        3.60            12,000,000
  10,000      1993 Ser A................................................     3.55      03/11/97        3.55            10,000,000
  10,000      Water & Sewer 1994 Ser A..................................     3.55      02/18/97        3.55            10,000,000
   8,000      San Antonio, Electric & Gas Ser 1995 A....................     3.50      03/13/97        3.50             8,000,000

              Vermont
              Vermont,
   6,000      1996 Ser I RANs...........................................     3.40      01/23/97        3.40             6,000,000
  10,000      1996 Ser I RANs...........................................     3.50      03/10/97        3.50            10,000,000

              Virginia
  10,000      Louisa Industrial Development Authority, Virginia Electric
               & Power Co Ser 1985......................................     3.40      03/19/97        3.40            10,000,000
  12,800      Virginia, 1996 Ser BANs...................................     3.50      02/21/97        3.50            12,800,000

              Washington
   8,000      Seattle, Municipal Light & Power Ser 1991 B...............     3.55      02/12/97        3.55             8,000,000
                                                                                                                      -----------

              TOTAL TAX-EXEMPT COMMERCIAL PAPER
              (Amortized Cost $275,400,000)...................................................................        275,400,000
                                                                                                                      -----------

              SHORT-TERM MUNICIPAL NOTES (10.0%)
              Colorado
  15,000      Colorado, Ser 1996 A TRANs, dtd 07/01/96..................     4.50      06/27/97         3.86           15,044,789

              Idaho
  23,000      Idaho, Ser 1996 TANs, dtd 07/02/96........................     4.50      06/30/97         3.90           23,065,464

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1996 (unaudited) continued


                                                                                                     YIELD TO
PRINCIPAL                                                                                            MATURITY
AMOUNT IN                                                                   COUPON     MATURITY     ON DATE OF
THOUSANDS                                                                    RATE        DATE        PURCHASE          VALUE
---------------------------------------------------------------------------------------------------------------------------------
              Indiana
 $10,000      Indiana Bond Bank Advance Funding Notes Ser 1996 A-2, dtd
               02/01/96.................................................     4.25%     01/09/97        3.50%       $   10,001,588

              Iowa
  30,000      Iowa School Corporations, Warrant Certificates Ser 1996-97
               (FSA), dtd 06/27/96......................................     4.75      06/27/97        3.95            30,111,874

              Massachusetts
  15,000      Massachusetts, 1996 Ser A Notes, dtd 06/11/96.............     4.25      06/10/97        3.90            15,022,083

              Michigan
  20,000      Michigan Municipal Bond Authority, Ser 1995 B Notes, dtd
               07/03/96.................................................     4.50      07/03/97        3.90            20,057,858

              Texas
  15,000      Texas, Ser 1996 TRANs, dtd 08/30/96.......................     4.75      08/29/97        3.97            15,073,978

              Wisconsin
  25,000      Wisconsin Operating Notes of 1996, dtd 07/11/96...........     4.50      06/16/97        3.88            25,068,195
                                                                                                                   --------------

              TOTAL SHORT-TERM MUNICIPAL NOTES (Amortized Cost $153,445,829)..................................        153,445,829
                                                                                                                   --------------

              TOTAL INVESTMENTS (Amortized Cost $1,521,626,786) (a)..................................... 99.3%      1,521,626,786

              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................................   0.7          9,994,744
                                                                                                         -----     --------------

              NET ASSETS................................................................................ 100.0%    $1,531,621,530
                                                                                                         =====     ==============

---------------------

    AMT       Alternative Minimum Tax.
   BANs       Bond Anticipation Notes.
   COPs       Certificates of Participation.
   RANs       Revenue Anticipation Notes.
   TANs       Tax Anticipation Notes.
   TRANs      Tax and Revenue Anticipation Notes.
     +        Rate shown is the rate in effect at December 31, 1996.
     *        Date in which the principal amount can be recovered through demand.
    (a)       Cost is the same for federal income tax purposes.

Bond Insurance:
   AMBAC      AMBAC Indemnity Corporation.
   FGIC       Financial Guaranty Insurance Company.
    FSA       Financial Security Assurance Inc.
   MBIA       Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996 (unaudited)
ASSETS:
Investments in securities, at value
 (amortized cost $1,521,626,786).......    $1,521,626,786
Cash...................................           733,595
Interest receivable....................        10,134,158
Prepaid expenses and other assets......            60,841
                                           --------------

    TOTAL ASSETS.......................     1,532,555,380
                                           --------------

LIABILITIES:
Payable for:
    Investment management fee..........           596,028
    Plan of distribution fee...........           146,302
    Shares of beneficial interest
     repurchased.......................            66,184
Accrued expenses and other payables....           125,336
                                           --------------

    TOTAL LIABILITIES..................           933,850
                                           --------------

NET ASSETS:
Paid-in-capital........................     1,531,623,258
Accumulated undistributed net
 investment income.....................               401
Accumulated net realized loss..........            (2,129)
                                           --------------

    NET ASSETS.........................    $1,531,621,530
                                           ==============

NET ASSET VALUE PER SHARE,
 1,531,623,258 shares outstanding
 (unlimited shares authorized of $.01
 par value)............................             $1.00
                                                     ====
STATEMENT OF OPERATIONS
For the six months ended December 31, 1996 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME........................    $   28,565,321
                                           --------------

EXPENSES
Investment management fee..............         3,366,556
Plan of distribution fee...............           820,274
Transfer agent fees and expenses.......           178,189
Custodian fees.........................            83,716
Registration fees......................            71,824
Shareholder reports and notices........            33,227
Professional fees......................            26,322
Trustees' fees and expenses............             6,722
Other..................................            13,845
                                           --------------
    TOTAL EXPENSES.....................         4,600,675

    LESS: EXPENSE OFFSET...............           (17,119)
                                           --------------

    NET EXPENSES.......................         4,583,556
                                           --------------

NET INVESTMENT INCOME AND NET
 INCREASE..............................    $   23,981,765
                                           ==============

                           SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                          FOR THE SIX         FOR THE YEAR
                                                         MONTHS ENDED            ENDED
                                                       DECEMBER 31, 1996     JUNE 30, 1996
      ------------------------------------------------------------------------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income..............................     $    23,981,765      $   49,272,443
Net realized gain..................................           --                     67,452
                                                        ---------------      --------------

    NET INCREASE...................................          23,981,765          49,339,895

Dividends from net investment income...............         (23,982,455)        (49,272,477)
Net increase (decrease) from transactions in shares
 of beneficial interest............................         (10,264,909)         42,488,823
                                                        ---------------      --------------

    NET INCREASE (DECREASE)........................         (10,265,599)         42,556,241
NET ASSETS:

Beginning of period................................       1,541,887,129       1,499,330,888
                                                         --------------      --------------

    END OF PERIOD
    (Including undistributed net investment income
    of
    $401 and $1,091, respectively).................     $ 1,531,621,530      $1,541,887,129
                                                        ===============      ==============

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1996 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Tax-Free Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Trust was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Trust pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net

ACTIVE ASSETS TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1996 (unaudited) continued

assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. PLAN OF DISTRIBUTION

Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to, and expenses of, the Distributor and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets. For the six months ended December 31, 1996, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 1996 aggregated $1,352,485,650 and $1,473,714,000, respectively.

ACTIVE ASSETS TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1996 (unaudited) continued

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At December 31, 1996, the Trust had transfer agent fees and expenses payable of approximately $27,600.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended December 31, 1996, included in Trustees' fees and expenses in the Statement of Operations amounted to $433. At December 31, 1996, the Trust had an accrued pension liability of $48,535 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:



                                                                                          FOR THE SIX
                                                                                          MONTHS ENDED        FOR THE YEAR ENDED
                                                                                       DECEMBER 31, 1996        JUNE 30, 1996
                                                                                       -----------------      ------------------
                                                                                          (unaudited)
Shares sold........................................................................       2,658,906,347            5,666,091,760
Shares issued in reinvestment of dividends.........................................          23,982,455               49,272,477
                                                                                         --------------           --------------
                                                                                          2,682,888,802            5,715,364,237
Shares repurchased.................................................................      (2,693,153,711)          (5,672,875,414)
                                                                                         --------------           --------------
Net increase (decrease) in shares outstanding......................................         (10,264,909)              42,488,823
                                                                                         ==============           ==============

ACTIVE ASSETS TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                       FOR THE SIX                      FOR THE YEAR ENDED JUNE 30
                                                      MONTHS ENDED               -----------------------------------------
                                                    DECEMBER 31, 1996      1996        1995        1994        1993        1992
   ---------------------------------------------------------------------------------------------------------------------------
                                                       (unaudited)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period............         $  1.00          $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                          ------           ------      ------      ------      ------      ------
Net investment income...........................           0.015            0.031       0.030       0.020       0.021       0.033
Less dividends from net investment income.......          (0.015)          (0.031)     (0.030)     (0.020)     (0.021)     (0.033)
                                                          ------           ------      ------      ------      ------      ------
Net asset value, end of period..................         $  1.00          $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                          ======           ======      ======      ======      ======      ======
TOTAL INVESTMENT RETURN+........................            1.50%(1)         3.12%       3.09%       2.01%       2.15%       3.38%
RATIOS TO AVERAGE NET ASSETS:
Expenses........................................            0.56%(2)         0.55%       0.56%       0.56%       0.57%       0.59%
Net investment income...........................            2.92%(2)         3.08%       3.05%       1.98%       2.13%       3.30%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions..........          $1,532           $1,542      $1,499      $1,416      $1,355      $1,304

---------------------
(1)  Not annualized.
(2)  Annualized.
 + Calculated based on net asset value as of the last business day of the period.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Katherine H. Stromberg
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York  10036

INVESTMENT MANAGER
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York  10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



Active
Assets (R)
Account

Active Assets
Tax-Free Trust


SEMIANNUAL REPORT
DECEMBER 31, 1996